Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 06, 2024
Entity Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 06, 2024
Document Effective Date	Nov. 19, 2024
Prospectus Date	Nov. 19, 2024
MANTEIO MANAGED FUTURES STRATEGY FUND | Class I Shares
Prospectus:
Trading Symbol	CSAIX
MANTEIO MANAGED FUTURES STRATEGY FUND | Class C Shares
Prospectus:
Trading Symbol	CSACX
MANTEIO MANAGED FUTURES STRATEGY FUND | Class A Shares
Prospectus:
Trading Symbol	CSAAX
MANTEIO MULTIALTERNATIVE STRATEGY FUND | Class I Shares
Prospectus:
Trading Symbol	CSQIX
MANTEIO MULTIALTERNATIVE STRATEGY FUND | Class A Shares
Prospectus:
Trading Symbol	CSQAX